SEMI-ANNUAL REPORT

                      SIX MONTHS ENDED APRIL 30, 1998

WESTON PORTFOLIOS



CONTENTS
------------------------------------------------------------------------------


PRESIDENT'S LETTER                                                        1


NEW CENTURY CAPITAL PORTFOLIO

     Portfolio of Investments
       April 30, 1998                                                     2
     Statement of Assets and Liabilities
       April 30, 1998                                                     4
     Statement of Operations
       Six months ended April 30, 1998                                    5
     Statement of Changes in Net Assets
       Six months ended April 30, 1998 and year ended October 31, 1997 6 Financial Highlights
       Six months ended April 30, 1998 and
         each of the five years in the period ended October 31, 1997      7


NEW CENTURY I PORTFOLIO

     Portfolio of Investments
       April 30, 1998                                                     8
     Statement of Assets and Liabilities
       April 30, 1998                                                    10
     Statement of Operations
       Six months ended April 30, 1998                                   11
     Statement of Changes in Net Assets
       Six months ended April 30, 1998 and year ended October 31, 1997 12 Financial Highlights
       Six months ended April 30, 1998 and
         each of the five years in the period ended October 31, 1997     13


NEW CENTURY CAPITAL AND I PORTFOLIOS

     Notes to Financial Statements                                       14



------------------------------------------------------------------------------

                            PRESIDENT'S LETTER

Dear Fellow Shareholders:

     During the six-month period ended April 30, 1998, the U.S. economy remained strong. Healthy corporate profits, low inflation, and low unemployment fostered moderate economic growth.

     The environment continued to fuel incredible performance by the U.S. equity markets. Although the strength was concentrated in larger companies, other sectors began to exhibit good performance. The Standard & Poor's 500 Composite Stock Price Index, which reflects the performance of the stocks of the largest domestic companies, gained 22.47% over this period. The Russell 2000 Index, which reflects the performance of the stocks of smaller-capitalized domestic companies, posted a gain of 11.85%. The international equity markets, measured by the Morgan Stanley Capital International-Europe, Australasia, Far East Index, gained 20.33%.

     The U.S. fixed-income markets continued to balance expectations for economic growth, inflation, and intervention by the Federal Reserve Board. During the period, the Lehman Brothers Aggregate Bond Index gained 3.58%.

     I am pleased to report that during the period, the New Century Portfolios produced levels of investment return consistent with their fund's investment objective. For the six-month period ended April 30, 1998, the New Century Capital Fund produced a return of 15.90%; the New Century I Fund produced a return of 11.58%. The three-year Beta was .88 for the Capital Fund and .59 for the I Fund. (Beta measures the risk of a fund relative to the variability of an index, in this case, the Standard & Poor's 500. A fund with a Beta less than 1.0 would be expected to decrease less than the index during a declining market and to increase less than the index during a rising market.)

     Sector allocation led the focus of our equity investments in the larger capitalized companies by concentrating in the growth and the growth and income sectors. Throughout the period, we increased our participation in the foreign sector. Sector allocation also led us to concentrate our fixed-income investments in the convertible and the high yield sectors.

     As we look forward to the next six months, our investment goal is to balance each fund's investment allocation among the strongest sectors and to diversify our investment within each sector among the mutual funds that provide superior risk-adjusted performance. We anticipate a continued increase in the foreign sector, concentrating in Europe, and a continued emphasis on the large cap value sector.

Sincerely,



Wayne M. Grzecki
President





         Average Annual Total Return For The Period Ended 4/30/98
         --------------------------------------------------------

                         1 Year      5 Years     Since Inception (1/31/89)
                         ------      -------     -------------------------

New Century Capital      37.23%      18.97%              14.35%

New Century I            26.93%      14.21%              11.70%

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1998 (Unaudited)
------------------------------------------------------------------------------


Issuer                                                Shares       Value
                                                      ------       -----

                    INVESTMENT COMPANIES - 99.9%

Aggressive Funds - 3.5%
Oppenheimer Capital Appreciation                      80,871     $3,240,513
                                                                 ----------

Growth and Income Funds - 38.4%
Goldman Sachs Growth & Income                        213,102      6,141,587
MFS Massachusetts Investors                          359,276      7,135,220
SEI Index S&P 500 Index                               90,986      3,185,433
SEI Institutional Large Cap Valve A                  218,556      4,449,792
T. Rowe Price Dividend Growth                        257,072      5,622,161
Vanguard Index 500                                    92,346      9,533,836
                                                                 ----------
                                                                 36,068,029

Growth Funds - 39.4%
Davis NY Venture                                     124,784      3,123,349
Janus130,839                                                    3,825,734
Legg Mason Value Prime                               138,946      7,148,793
Longleaf Partners                                        603         18,307
MFS Research                                         193,376      4,799,591
Neuberger & Berman Partners                           64,569      1,882,175
Scudder Value                                        176,416      4,413,939
Sound Shore                                           59,166      1,883,834
T. Rowe Price Mid-Cap Growth                          90,744      3,006,363
Vanguard Index Growth                                137,662      3,627,383
Vanguard PrimeCap                                     73,613      3,262,533
                                                                 ----------
                                                                 36,992,001

Small Company Funds - 14.3%
Eclipse Equity                                       250,665      4,035,704
Mutual Discovery Z                                       663         14,192
Nicholas II                                           90,933      3,825,540
Safeco Growth                                         84,387      2,327,393
State Street Research Aurora                         145,390      3,211,658
                                                                 ----------
                                                                 13,414,487




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                      See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 1998 (Unaudited)
------------------------------------------------------------------------------


Issuer                                               Shares        Value
                                                     ------        -----

Foreign Stock Funds - 4.3%
American Century International Growth                182,413      1,798,594
BT Investment International Equity                    89,868      2,213,459
                                                                 ----------
                                                                  4,012,053


 Total investment companies
  (Cost $77,695,528)                        99.9%                93,727,083
 Cash and other assets in excess of
  liabilities                                0.1%                   103,300
                                           ------               -----------
     Net assets                            100.0%               $93,830,383
                                              ======             ===========


Cost for federal income tax at April 30, 1998 was $77,695,528 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                               $16,031,555
     Gross unrealized depreciation                                     -
                                                                 -----------
     Net unrealized appreciation                                 $16,031,555
                                                                 ===========






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                        See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
------------------------------------------------------------------------------


ASSETS
   Investments, at value (Cost $77,695,528) (Note 1A)           $93,727,083
   Cash                                                             196,005
   Subscriptions receivable                                          31,249
                                                                 ----------
       Total assets                                              93,954,337
                                                                 ----------

LIABILITIES
   Payable for
     Investment advisory fee                                         77,143
     Capital stock redeemed                                           7,500
   Accrued expenses                                                  39,311
                                                                  ---------
       Total liabilities                                            123,954
                                                                  ---------
NET ASSETS
   (applicable to 6,112,366 outstanding shares;
    unlimited number of shares of beneficial interest
    authorized, $.01 par value.                                 $93,830,383
                                                                ===========

Net   asset   value,   offering   price   and
redemption price per share ($93,830,383/6, 112,366
shares of beneficial interest outstanding)                           $15.35
                                                                     ======
Net assets consist of:
   Paid-in capital                                             $ 69,570,696
   Unrealized appreciation of investments                        16,031,555
   Undistributed net realized gain on investments                 8,305,855
   Accumulated net investment deficit                               (77,723)
                                                                 ----------
     Total net assets                                           $93,830,383
                                                                ===========






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                      See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 1998 (Unaudited)
------------------------------------------------------------------------------


NET INVESTMENT LOSS
   Income
     Interest                                                   $    2,663
     Dividends                                                     509,373
                                                                ----------
       Total investment income                                     512,036
                                                                ----------
   Expenses
     Distribution costs (Note 3)                                    74,622
     Investment advisory fees (Note 2)                             402,692
     Transfer agent fees                                            15,569
     Legal and audit fees                                           17,753
     Custody and accounting fees                                    32,970
     Administration fee (Note 2)                                    34,456
     Trustees' fees                                                  4,115
     Other                                                           7,582
                                                                ----------
       Total expenses                                              589,759
                                                                ----------
         Net investment loss                                       (77,723)
                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                              4,489,818

   Capital gain  distributions  from
     regulated  investment companies                             4,911,237

   Net  unrealized  appreciation  of
     investments during the year                                 3,276,193
                                                                ----------
   Net realized and unrealized gain on investments              12,677,248
                                                                ----------

         Net increase in net assets resulting from operations   $12,599,525
                                                                ===========






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                      See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS

                                                Six months      Year ended
                                                ended April 30, October 31,
                                                 1998             1997
                                                -------------   -----------
                                                (Unaudited)
OPERATIONS
   Net investment loss                           $  (77,723)    $ (534,442)
   Net realized gain on investments               4,489,818      3,495,771
   Capital gain distributions from regulated
     investment companies                         4,911,237      4,265,671
   Net unrealized appreciation (depreciation)
     of investments                               3,276,193      9,418,790
                                                 ----------     ----------
     Net increase in net assets resulting
     from operations                             12,599,525     16,645,790


DISTRIBUTIONS TO SHAREHOLDERS
   Realized gains on investments
     ($1.46 and $2.03 per share, respectively)   (7,850,147)    (9,266,183)

CAPITAL SHARE TRANSACTIONS
   Increase in net assets from capital
    share transactions (a)                       10,689,674      8,270,367
                                                 ----------     ----------
       TOTAL INCREASE IN NET ASSETS              15,439,052     15,649,974

NET ASSETS
   Beginning of period                           78,391,331     62,741,357
                                                 ----------     ----------

   End of period (including accumulated
    net investment deficit of $(77,723)
    and $-0-, respectively)                     $93,830,383    $78,391,331
                                                ===========    ===========





(a) Summary of capital share transactions is as follows:

                            Six months ended               Year ended
                   April 30, 1998 (Unaudited)           October 31, 1997

                             Share      Value         Share       Value
                             -----      -----         -----       -----
Shares sold                476,971 $   6,960,124     426,511 $  5,744,452
Shares issued on
 reinvestment of
  distributions              541,907    7,365,120      757,190   8,965,128
                           1,018,878   14,325,244    1,183,701  14,709,580
Shares redeemed             (251,777)  (3,635,570)    (481,607) (6,439,213)
                            --------    ----------    --------   ----------
   Net increase              767,101  $10,689,674      702,094  $8,270,367
                            ========    ===========   ========   ==========




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                       See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

(For a Share Outstanding Throughout each Period)


                                 Six Months
                                   Ended
                                  April 30,           Years ended October 31,

                                              ---------------------------------


                                     1998       1997      1996        1995        1994        1993
                                                              (Unaudited)


PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning
    of period                        14.67      13.51      $13.12      $12.31     $12.74      $12.15
                                     ------    -------     ------      ------     ------      -------

   Income (loss) from investment
    operations
     Net investment loss             (0.01)     (0.10)      (0.09)      (0.06)     (0.08)      (0.07)
     Net gain on securities
       (both realized
         and unrealized)              2.15       3.29        1.90        2.16       0.64        2.39
                                      ----       ----        ----        ----      -----        ----
     Total from investment
       operations                     2.14       3.19        1.81        2.10       0.56        2.32
                                      ----       ----        ----        ----      -----        ----

   Less distributions
     Distributions from
      capital gains                  (1.46)     (2.03)      (1.42)      (1.29)     (0.99)      (1.73)
                                     -----       -----       -----       -----     -----        -----

   Net asset value, end of period   $15.35     $14.67       $13.51      $13.12    $12.31      $12.74
                                    ======      ======      ======       ======   ======       ======


TOTAL RETURN**                       15.90%     27.22 %      14.91 %     19.60 %    4.70 %     20.83 %

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year         $93,830    $78,391      $62,741     $50,889   $37,968     $39,001

   Ratio of expenses to
     average net assets               1.41 %    *1.43 %       1.47 %      1.61 %    1.60 %      1.54 %
   Ratio of net investment loss to
     average net assets              -0.19 %   *-0.76 %      -0.69 %     -0.52 %   -0.68 %     -0.53 %

   Portfolio turnover                   32 %       93 %        214 %       206 %     107 %       133 %




*  Annualized.
** Total return for a period of less than 1 year has not been annualized.




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                    See notes to financial statements

NEW CENTURY I PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1998 (Unaudited)
------------------------------------------------------------------------------


Issuer                                               Shares      Value

                       INVESTMENT COMPANIES - 99.9%

Equity Income Funds - 1.8%

Firstar Growth & Income Institutional                 22,083    $1,025,995
                                                                ----------

Growth and Income Funds - 30.4%

Goldman Sachs Growth & Income                         61,611     1,775,622
Lexington Corporate Leaders                          108,037     1,795,583
Lexington Growth & Income                            104,665     2,404,157
MFS Massachusetts Investors                          208,245     4,135,744
Mutual Shares Z                                          642        14,775
SEI Index S&P 500 Index                               50,762     1,777,180
SEI Institutional Large Cap Value                     44,126       898,414
Vanguard Index 500                                    42,356     4,372,866
                                                                ----------
                                                                17,174,341

Growth Funds - 18.3%

Davis NY Venture                                      29,569       740,107
Legg Mason Value Prime                                36,740     1,890,282
Longleaf Partners                                        603        18,293
MFS Research A                                        73,440     1,822,776
Scudder Value                                         56,052     1,402,432
Sound Shore                                           36,206     1,152,797
T. Rowe Price Mid-Cap Growth                          28,739       952,126
Vanguard Index Growth                                 34,455       907,878
Vanguard PrimeCap                                     32,751     1,451,521
                                                                ----------
                                                                10,338,212

Small Company Funds - 8.7%

Eclipse Equity                                       140,543     2,262,734
Mutual Discovery Z                                    66,095     1,414,438
Nicholas II                                           12,669       532,983
Safeco Growth                                         25,338       698,818
                                                                ----------
                                                                 4,908,973

Convertible Security Funds - 2.5%

MainStay Convertible                                     398         5,815
Pacific Horizon Capital                               52,774       935,147
SBSF Convertible Securities                           32,583       456,488
                                                                ----------
                                                                 1,397,450

General Corporate Bond Funds - 3.4%

Strong Corporate Bond                                173,188     1,944,903
                                                                ----------




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                      See notes to financial statements

NEW CENTURY I PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 1998 (Unaudited)
------------------------------------------------------------------------------


Issuer                                               Shares      Value

Government Treasury Bond Funds - 5.1%

American Century - Benham Target 2000                  1,969       176,123
American Century - Benham Target 2005                 10,190       700,289
American Century - Benham Target 2010                  9,087       487,448
Federated U.S. Government -
  1 to 3 Year Institutional                           10,677       111,041
Vanguard Fixed Income Intermediate                   132,318     1,411,827
                                                                 2,886,728

High Quality Bond Funds - 4.4.%

Dodge & Cox Income                                   106,226     1,285,335
Scudder Income                                        80,786     1,089,802
Vanguard Fixed Income Long-Term Corporate Bond        11,262       103,159
                                                                ----------
                                                                 2,478,296

High Yield Bond Funds - 13.4%

MainStay High Yield                                  412,783     3,486,949
Nicholas Income                                      322,986     1,188,588
Northeast Investors                                  237,159     2,871,999
                                                                ----------
                                                                 7,547,536

Foreign Stock Funds - 4.3%

American Century International Growth                 30,864       304,321
BT Investment International Equity                    85,116     2,096,415
                                                                ----------
                                                                 2,400,736

Worldwide Bond Funds - 7.6%

PIMCO Foreign Bond Institutional                     232,532     2,497,386
PIMCO Global Bond Institutional                      181,243     1,776,179
                                                                ----------
                                                                 4,273,565

 Total investment companies
  (Cost $48,677,608)                           99.9%            56,376,735

 Cash and other assets in
  excess of liabilities                         0.1%                80,041

     Net assets                               100.0%           $56,456,776
                                              ======            ===========


Cost for federal income tax at April 30, 1998 was $48,677,608 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                               $7,762,375
     Gross unrealized depreciation                                 (63,248)
                                                                 ---------
     Net unrealized appreciation                                 $7,699,127
                                                                 ==========



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                     See notes to financial statements

NEW CENTURY I PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)
------------------------------------------------------------------------------



ASSETS
   Investments, at value
    (Cost $48,677,608) (Note 1A)                                $56,376,735
   Cash                                                              87,406
   Receivables for
     Capital stock sold                                               6,000
     Dividends and interest                                          39,274
   Prepaid expenses                                                  17,371
                                                                -----------
       Total assets                                              56,526,786
                                                                -----------

LIABILITIES
   Payable for
     Investment advisory fee                                         46,314
     Securities purchased                                            23,696
       Total liabilities                                             70,010

NET ASSETS
   (applicable to 4,178,452
    outstanding shares; unlimited number
    of shares of beneficial interest
    authorized, $.01 par value.                                 $56,456,776
                                                                ===========

Net asset value,  offering price  and
 redemption   price   per   share
($56,456,776/4,178,452 shares
 of beneficial interest outstanding)                                 $13.51
                                                                     ======

Net assets consist of:
   Paid-in capital                                             $ 45,819,512
   Unrealized appreciation of investments                         7,699,127
   Undistributed net realized gain on investments                 2,861,267
   Undistributed net investment income                               76,870
                                                                  ----------
     Total net assets                                           $56,456,776
                                                               =============





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                      See notes to financial statements

NEW CENTURY I PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 1998 (Unaudited)
------------------------------------------------------------------------------



NET INVESTMENT INCOME
   Income
     Interest                                                     $     584
     Dividends                                                      965,473
                                                                  ---------
       Total investment income                                      966,057
                                                                  ---------
   Expenses
     Distribution costs (Note 3)                                     35,328
     Investment advisory fees (Note 2)                              254,276
     Transfer agent fees                                             12,182
     Legal and audit fees                                             7,463
     Custody and accounting fees                                     21,449
     Registration and filing fees                                     2,715
     Administration fee (Note 2)                                     15,917
     Trustees' fees                                                   1,885
     Other                                                              658
                                                                   --------
       Total expenses                                               351,873
                                                                   --------
         Net investment income                                      614,184
                                                                   --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                               1,320,152

   Capital gain  distributions  from
   regulated  investment  companies                               2,060,605

   Net  unrealized  appreciation  of
   investments during the year                                    1,757,632
                                                                  ---------
       Net realized and unrealized gain on investments            5,138,389
                                                                  ---------

       Net increase in net assets resulting
        from operations                                          $5,752,573
                                                                 ==========


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                        See notes to financial statements

NEW CENTURY I PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
                                                Six months        Year ended
                                                ended April 30,   October 31,
                                                 1998              1997
                                                -------------     ----------
                                                (Unaudited)
OPERATIONS
   Net investment income                         $  614,184     $  718,507
   Net realized gain on investments               1,320,152        999,388
   Capital gain distributions from regulated
     investment companies                         2,060,605      2,526,932
   Net unrealized appreciation of investments     1,757,632      3,903,156
                                                 ----------     ----------
   Net increase in net assets
    resulting from operations                     5,752,573      8,147,983

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     ($0.15 and $0.21 per share, respectively)     (537,314)      (718,507)
   Realized gains on investments
     ($1.03 and $0.99 per share, respectively)   (3,790,005)    (3,340,142)

CAPITAL SHARE TRANSACTIONS
   Increase in net assets from capital
    share transactions (a)                        6,138,294      4,381,059
                                                 ----------      ----------

       TOTAL INCREASE IN NET ASSETS               7,563,548      8,470,393

NET ASSETS
   Beginning of period                           48,893,228     40,422,835
                                                 ----------     ----------

   End of period (including undistributed
    net investment income of $76,870
     and $-0-, respectively)                    $56,456,776    $48,893,228
                                                ===========    ===========




(a) Summary of capital share transactions is as follows:

                            Six months ended             Year ended
                   April 30, 1998 (Unaudited)         October 31, 1997

                               Share      Value             Share     Value
                               -----      -----             -----     ------
Shares sold                   346,934 $   4,531,425       446,249  $ 5,543,984
Shares issued on
 reinvestment of
  distributions               316,523     3,935,565       330,831    3,867,560
                              -------     ---------       -------    ---------
                              663,457     8,466,990       777,080    9,411,544
Shares redeemed              (179,508)   (2,328,696)     (392,858)  (5,030,485)
                              --------   ----------      --------    ----------
   Net increase               483,949    $6,138,294       384,222   $4,381,059
                              =======    ==========       =======    ==========



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                     See notes to financial statements

NEW CENTURY I PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


(For a Share Outstanding Throughout each Period)




                                        Six Months
                                          Ended
                                         April 30,      Years ended October 31,
                                                             (Unaudited)
                                                   -----------------------------------------------
                                           1998     1997      1996      1995       1994       1993

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning o$ period    $3.23   $12.21    $11.82     $11.22     $11.94     $11.36
                                           -----    -----    -------    ------     ------     ------

   Income from investment operations
     Net investment income (loss)           0.17     0.21      0.18       0.24       0.20       0.36
     Net gain (loss) on securities
       (both realized and unrealized)       1.29     2.01      1.30       1.28      (0.05)      1.61
                                            ----     ----      ----       ----      -----      -----
       Total from investment operations     1.46     2.22      1.48       1.52       0.15       1.97
                                            ----     ----      ----       ----       ----      -----

   Less distributions
     Dividends from net investment income  (0.15)   (0.21)    (0.18)     (0.24)     (0.19)     (0.31)
     Distributions from capital gains      (1.03)   (0.99)    (0.91)     (0.68)     (0.68)     (1.08)
       Total distributions                 (1.18)   (1.20)    (1.09)     (0.92)     (0.87)     (1.39)
                                            -----    -----     -----     -----       -----      -----

   Net asset value, end of period         $13.51   $13.23    $12.21     $11.82     $11.22     $11.94
                                          ======    ======   ======     ======      ======     ======

TOTAL RETURN**                            11.85%    19.64 %   13.24 %    14.93 %     1.26 %    18.90 %

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year              $56,457   $48,893   $40,423    $30,124    $23,803    $22,534

   Ratio of expenses to
     average net assets                    1.38 %  * 1.41 %    1.61 %     1.72 %     1.73 %     1.93 %

   Ratio of net investment income to
     average net assets                    2.41 %  * 1.58 %    1.45 %     2.14 %     1.57 %     2.11 %

   Portfolio turnover                        19 %      80 %     172 %      191 %      130 %       73 %




*  Annualized.
** Total return for a period of less than 1 year has not been annualized.



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                      See notes to financial statements

WESTON PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Unaudited)
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(1) SIGNIFICANT ACCOUNTING POLICIES

    Weston Portfolios ("Weston") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of two series: New Century Capital Portfolio and New Century I Portfolio (together, "the Portfolios"). The investment objective of the New Century Capital Portfolio is capital growth, with the secondary objective being income while managing risk. This Portfolio seeks to achieve its objective by concentrating in shares of registered investment companies which emphasize investments in growth stocks. The investment objective of New Century I Portfolio is income, with the secondary objective being growth while managing risk. This Portfolio seeks to achieve its objective by concentrating in shares of registered investment companies which emphasize investments in fixed income securities, preferred stocks and high dividend paying stocks. The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

    A. INVESTMENT VALUATION
       Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

    B. FEDERAL INCOME TAXES
       It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

    C. INVESTMENT TRANSACTIONS
       Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined using the first-in, first-out method.

    D. INCOME RECOGNITION
       Interest is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

    E. COST OF OPERATIONS
       The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately between each Portfolio in relation to the net assets of each Portfolio.





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WESTON PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 1998 (Unaudited)
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    F. USE OF ESTIMATES
       In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2) INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

    Fees paid by the Portfolios pursuant to a contract (the "Investment Advisory Agreement") with Weston Financial Group, Inc. are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the two series.

    The Portfolios pay each Trustee who is not affiliated with Weston Financial Group, Inc. $4,000 annually.

    Fees paid by the Portfolio pursuant to a contract (the "Administration Agreement") with Weston Financial Group, Inc. to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.


(3) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolios have adopted a Distribution Plan (the "Distribution Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder. Under the plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corp. (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees").

    During the six months ended April 30, 1998, Weston Securities Corp. received sales commissions and other compensation of $18,858 and $7,186 in connection with the purchase of investment company shares by New Century Capital Portfolio and New Century I Portfolio, respectively. Weston Securities Corp. has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

    Certain officers and trustees are also officers and/or directors of Weston Financial Group, Inc. and Weston Securities Corp.




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WESTON PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 1998 (Unaudited)
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(4) INVESTMENT TRANSACTIONS

    For the six months ended April 30, 1998, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:


                                        Purchases      Sales
                                        ---------      -----

      New Century Capital Portfolio     $34,721,609    $27,004,109
      New Century I Portfolio           $14,131,772     $9,720,867



















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






This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.